Financial Instruments - Summary of Interest Income and Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Interest income earned on cash and cash equivalents	$ 311
Interest expense from other financial liabilities	$ 2,718	$ 2,695